EMPLOYEE INVESTMENT PLANS	12 Months Ended
Nov. 25, 2012
EMPLOYEE INVESTMENT PLANS

NOTE 9:    EMPLOYEE INVESTMENT PLANS

The Company’s Employee Savings and Investment Plan (“ESIP”) is a qualified plan that covers eligible home office employees. The Company matches 125% of ESIP participant’s contributions to all funds maintained under the qualified plan up to the first 6.0% of eligible compensation. Total amounts charged to expense for the Company’s employee investment plans for the years ended November 25, 2012, November 27, 2011, and November 28, 2010, were $11.0 million, $10.3 million and $9.7 million, respectively.